PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 8.7%
212,988
(1)
Alphabet, Inc. - Class A
$ 32,146,279
3.6
142,078
AT&T, Inc.
2,500,573
0.3
176,477  Comcast Corp. - Class
A
7,650,278
0.9
16,051
Electronic Arts, Inc.
2,129,486
0.2
42,379  Iridium
Communications, Inc.
1,108,635
0.1
42,955  Meta Platforms, Inc.
- Class A
20,858,089
2.4
7,514
(1)
Netflix, Inc.
4,563,477
0.5
19,147
News Corp. - Class A
501,268
0.1
13,013
(1)
Spotify Technology SA
3,434,131
0.4
10,312
(1)
Trade Desk, Inc.
- Class A
901,475
0.1
37,649
(1)
TripAdvisor, Inc.
1,046,266
0.1
76,839,957
8.7
Consumer Discretionary : 10.0%
169,725
(1)
Amazon.com, Inc.
30,614,995
3.5
1,444
Booking Holdings, Inc.
5,238,659
0.6
35,020
BorgWarner, Inc.
1,216,595
0.1
48,649
(1)
Coupang, Inc.
865,466
0.1
31,027
D.R. Horton, Inc.
5,105,493
0.6
844
(1)
Deckers Outdoor Corp.
794,423
0.1
118,995
Ford Motor Co.
1,580,254
0.2
127,193
General Motors Co.
5,768,202
0.6
38,437
Gentex Corp.
1,388,344
0.2
3,811
Home Depot, Inc.
1,461,900
0.2
7,967
Lennar Corp. - Class A
1,370,165
0.2
56,538
LKQ Corp.
3,019,695
0.3
6,720
(1)
Lululemon Athletica,
Inc.
2,625,168
0.3
65,695
(1)
MGM Resorts
International
3,101,461
0.3
55,240
NIKE, Inc. - Class B
5,191,455
0.6
64,470
Nordstrom, Inc.
1,306,807
0.1
198
(1)
NVR, Inc.
1,603,792
0.2
10,269
Ralph Lauren Corp.
1,928,107
0.2
23,206
(1)
Skechers USA, Inc.
- Class A
1,421,600
0.2
58,957
Tapestry, Inc.
2,799,278
0.3
30,933
(1)
Tesla, Inc.
5,437,712
0.6
1,472
(1)
TopBuild Corp.
648,755
0.1
134,475
Wendy's Co.
2,533,509
0.3
7,770
Wynn Resorts Ltd.
794,327
0.1
87,816,162
10.0
Consumer Staples : 6.0%
117,934
Altria Group, Inc.
5,144,281
0.6
45,102
(1)
BellRing Brands, Inc.
2,662,371
0.3
6,885
Bunge Global SA
705,850
0.1
101,225
Coca-Cola Co.
6,192,945
0.7
2,492  Coca-Cola
Consolidated, Inc.
2,109,254
0.2
80,372
Colgate-Palmolive Co.
7,237,499
0.8
7,344  Costco Wholesale
Corp.
5,380,435
0.6
31,561
(1)
Monster Beverage
Corp.
1,870,936
0.2
30,429
PepsiCo, Inc.
5,325,379
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
38,824
(1)
Performance Food
Group Co.
$ 2,897,823
0.3
81,643  Philip Morris
International, Inc.
7,480,132
0.9
16,536
Procter & Gamble Co.
2,682,966
0.3
6,417
Sysco Corp.
520,932
0.1
52,495
(1)
US Foods Holding
Corp.
2,833,155
0.3
53,043,958
6.0
Energy : 4.0%
150,607
Baker Hughes Co.
5,045,334
0.6
15,409
Chevron Corp.
2,430,616
0.3
14,327
Civitas Resources, Inc.
1,087,563
0.1
49,302
ConocoPhillips
6,275,158
0.7
34,368
EOG Resources, Inc.
4,393,605
0.5
53,626
Exxon Mobil Corp.
6,233,486
0.7
24,936
Kinder Morgan, Inc.
457,326
0.0
27,020  New Fortress Energy,
Inc.
826,542
0.1
20,690
Phillips 66
3,379,505
0.4
30,183
Valero Energy Corp.
5,151,936
0.6
35,281,071
4.0
Financials : 11.2%
5,675
American Express Co.
1,292,141
0.1
4,015  American Financial
Group, Inc.
547,967
0.1
12,241  Ameriprise Financial,
Inc.
5,366,944
0.6
11,632
Aon PLC - Class A
3,881,831
0.4
18,265  Ares Management
Corp. - Class A
2,428,880
0.3
13,450  Axis Capital Holdings
Ltd.
874,519
0.1
21,578
(1)
Berkshire Hathaway,
Inc. - Class B
9,073,981
1.0
8,793
Brown & Brown, Inc.
769,739
0.1
27,571  Capital One Financial
Corp.
4,105,046
0.5
18,471  Cboe Global Markets,
Inc.
3,393,677
0.4
9,528
Charles Schwab Corp.
689,255
0.1
103,700
Citigroup, Inc.
6,557,988
0.7
30,700
CME Group, Inc.
6,609,403
0.8
30,763  CNO Financial Group,
Inc.
845,367
0.1
49,383  Equitable Holdings,
Inc.
1,877,048
0.2
15,804
Essent Group Ltd.
940,496
0.1
12,091  Goldman Sachs
Group, Inc.
5,050,290
0.6
35,735  Hartford Financial
Services Group, Inc.
3,682,492
0.4
30,458  JPMorgan Chase &
Co.
6,100,737
0.7
49,458
Loews Corp.
3,872,067
0.4
7,144  Marsh & McLennan
Cos., Inc.
1,471,521
0.2
48,071
MetLife, Inc.
3,562,542
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
77,275  MGIC Investment
Corp.
$ 1,727,869
0.2
3,678
MSCI, Inc.
2,061,335
0.2
12,186  OneMain Holdings,
Inc.
622,583
0.1
260,532
Rithm Capital Corp.
2,907,537
0.3
20,417
SLM Corp.
444,886
0.1
90,766
Synchrony Financial
3,913,830
0.4
17,619
(1)
Toast, Inc. - Class A
439,065
0.1
18,888  Tradeweb Markets,
Inc. - Class A
1,967,563
0.2
6,729
UMB Financial Corp.
585,356
0.1
43,934
Unum Group
2,357,498
0.3
139,186
Wells Fargo & Co.
8,067,221
0.9
16,839
XP, Inc. - Class A
432,089
0.0
98,520,763
11.2
Health Care : 12.4%
14,161
AbbVie, Inc.
2,578,718
0.3
24,937  Agilent Technologies,
Inc.
3,628,583
0.4
2,088  AmerisourceBergen
Corp.
507,363
0.0
100,954  Bristol-Myers Squibb
Co.
5,474,735
0.6
44,573
(1)
Centene Corp.
3,498,089
0.4
7,115
Cigna Group
2,584,097
0.3
62,785
CVS Health Corp.
5,007,732
0.6
17,806
(1)
Dexcom, Inc.
2,469,692
0.3
35,495
(1)
Edwards Lifesciences
Corp.
3,391,902
0.4
10,461
Elevance Health, Inc.
5,424,447
0.6
8,603
Eli Lilly & Co.
6,692,790
0.8
97,939
(1)
Exelixis, Inc.
2,324,093
0.3
22,541  GE HealthCare
Technologies, Inc.
2,049,202
0.2
57,621
Gilead Sciences, Inc.
4,220,738
0.5
10,452
(1)
Inari Medical, Inc.
501,487
0.0
44,286
(1)
Incyte Corp.
2,522,973
0.3
2,973
(1)
Inspire Medical
Systems, Inc.
638,571
0.1
59,816
Johnson & Johnson
9,462,293
1.1
22,305
(1)
Lantheus Holdings,
Inc.
1,388,263
0.2
2,883
McKesson Corp.
1,547,739
0.2
14,823
Medtronic PLC
1,291,824
0.1
91,187
Merck & Co., Inc.
12,032,125
1.4
3,981
(1)
Molina Healthcare, Inc.
1,635,514
0.2
12,906
(1)
Neurocrine
Biosciences, Inc.
1,779,996
0.2
4,686
(1)
Regeneron
Pharmaceuticals, Inc.
4,510,228
0.5
2,596
(1)
Shockwave Medical,
Inc.
845,336
0.1
5,160
Stryker Corp.
1,846,609
0.2
7,896  Thermo Fisher
Scientific, Inc.
4,589,234
0.5
17,815  UnitedHealth Group,
Inc.
8,813,081
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,420
(1)
Vertex
Pharmaceuticals, Inc.
$ 5,609,694
0.6
108,867,148
12.4
Industrials : 9.0%
10,496
3M Co.
1,113,311
0.1
9,553
Acuity Brands, Inc.
2,567,178
0.3
12,090  Advanced Drainage
Systems, Inc.
2,082,382
0.2
222,427
(1)
American Airlines
Group, Inc.
3,414,254
0.4
27,829
AMETEK, Inc.
5,089,924
0.6
6,432  Avis Budget Group,
Inc.
787,663
0.1
37,230
Carrier Global Corp.
2,164,180
0.2
9,236
Cintas Corp.
6,345,409
0.7
72,488
(1)
Copart, Inc.
4,198,505
0.5
74,554
(1)
Core & Main, Inc.
- Class A
4,268,216
0.5
7,466
Donaldson Co., Inc.
557,561
0.1
46,106  Dun & Bradstreet
Holdings, Inc.
462,904
0.0
72,964
Fortive Corp.
6,276,363
0.7
74,361
Genpact Ltd.
2,450,195
0.3
10,363
Graco, Inc.
968,526
0.1
38,995
Ingersoll Rand, Inc.
3,702,575
0.4
26,103  Johnson Controls
International PLC
1,705,048
0.2
13,203  MSC Industrial Direct
Co., Inc. - Class A
1,281,219
0.1
15,148  Old Dominion Freight
Line, Inc.
3,322,108
0.4
26,995
Otis Worldwide Corp.
2,679,794
0.3
20,468
Owens Corning
3,414,062
0.4
5,690
Parker-Hannifin Corp.
3,162,445
0.4
30,811
Pentair PLC
2,632,492
0.3
9,130  Rockwell Automation,
Inc.
2,659,843
0.3
18,276
Rollins, Inc.
845,630
0.1
26,004  Schneider National,
Inc. - Class B
588,731
0.1
80,284  SS&C Technologies
Holdings, Inc.
5,167,881
0.6
8,814
Terex Corp.
567,622
0.1
8,028
(1)
Uber Technologies,
Inc.
618,076
0.1
9,272
(1)
U-Haul Holding Co.
626,231
0.1
2,452
United Rentals, Inc.
1,768,162
0.2
2,430  Watts Water
Technologies, Inc.
- Class A
516,496
0.0
5,803  WESCO International,
Inc.
993,938
0.1
78,998,924
9.0
Information Technology : 30.9%
15,850
(1)
Adobe, Inc.
7,997,910
0.9
16,590
(1)
Advanced Micro
Devices, Inc.
2,994,329
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
14,645
(1)
Akamai Technologies,
Inc.
$ 1,592,790
0.2
266,019
Apple, Inc.
45,616,938
5.2
39,670
Applied Materials, Inc.
8,181,144
0.9
9,990
(1)
Autodesk, Inc.
2,601,596
0.3
10,280
Avnet, Inc.
509,682
0.1
6,119
Broadcom, Inc.
8,110,184
0.9
14,296
(1)
Cadence Design
Systems, Inc.
4,450,059
0.5
163,786
Cisco Systems, Inc.
8,174,559
0.9
10,677
(1)
CommVault Systems,
Inc.
1,082,968
0.1
5,542
(1)
Datadog, Inc. - Class A
684,991
0.1
8,892
(1)
DocuSign, Inc.
529,519
0.1
13,644
(1)
Dynatrace, Inc.
633,627
0.1
10,657
(1)
F5, Inc.
2,020,461
0.2
10,712
(1)
Gitlab, Inc. - Class A
624,724
0.1
33,797  Hewlett Packard
Enterprise Co.
599,221
0.1
1,472
(1)
HubSpot, Inc.
922,296
0.1
8,973
Intuit, Inc.
5,832,450
0.7
21,614
(1)
Keysight Technologies,
Inc.
3,379,997
0.4
9,074
KLA Corp.
6,338,824
0.7
3,827
Lam Research Corp.
3,718,198
0.4
4,453  Mastercard, Inc.
- Class A
2,144,431
0.2
135,582
Microsoft Corp.
57,042,059
6.5
4,556  Monolithic Power
Systems, Inc.
3,086,326
0.3
15,220
NetApp, Inc.
1,597,643
0.2
52,652
NVIDIA Corp.
47,574,241
5.4
3,159
(1)
Palo Alto Networks,
Inc.
897,567
0.1
63,248
(1)
PayPal Holdings, Inc.
4,236,984
0.5
48,941
(1)
Pure Storage, Inc.
- Class A
2,544,443
0.3
38,086
Qualcomm, Inc.
6,447,960
0.7
32,258
Salesforce, Inc.
9,715,465
1.1
18,865
(1)
SentinelOne, Inc.
- Class A
439,743
0.0
9,851
(1)
ServiceNow, Inc.
7,510,402
0.9
5,690
(1)
Snowflake, Inc. - Class
A
919,504
0.1
809
(1)
Super Micro Computer,
Inc.
817,114
0.1
3,539
(1)
Synopsys, Inc.
2,022,539
0.2
4,530
Teradyne, Inc.
511,120
0.1
19,665
Visa, Inc. - Class A
5,488,108
0.6
8,791
(1)
Workday, Inc. - Class A
2,397,745
0.3
271,989,861
30.9
Materials : 2.2%
12,830
(1)
Axalta Coating
Systems Ltd.
441,224
0.0
20,172  Berry Global Group,
Inc.
1,220,002
0.1
10,576
Dow, Inc.
612,668
0.1
91,525
Element Solutions, Inc.
2,286,294
0.3
2,614
Nucor Corp.
517,311
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
35,889
PPG Industries, Inc.
$ 5,200,316
0.6
20,208
RPM International, Inc.
2,403,742
0.3
16,947
Sherwin-Williams Co.
5,886,201
0.7
5,507
Steel Dynamics, Inc.
816,303
0.1
19,384,061
2.2
Real Estate : 1.9%
7,887  AvalonBay
Communities, Inc.
1,463,512
0.2
129,582  Brixmor Property
Group, Inc.
3,038,698
0.3
6,645  EastGroup Properties,
Inc.
1,194,572
0.1
82,300
Equity Residential
5,193,953
0.6
91,149  Host Hotels & Resorts,
Inc.
1,884,961
0.2
25,253
Invitation Homes, Inc.
899,259
0.1
34,932
Kilroy Realty Corp.
1,272,573
0.1
32,775  Park Hotels & Resorts,
Inc.
573,235
0.1
13,752  Regency Centers
Corp.
832,821
0.1
6,092
Welltower, Inc.
569,236
0.1
16,922,820
1.9
Utilities : 2.4%
22,508
Atmos Energy Corp.
2,675,526
0.3
16,521
Black Hills Corp.
902,047
0.1
82,633
Edison International
5,844,632
0.7
9,283
Evergy, Inc.
495,527
0.0
57,521
National Fuel Gas Co.
3,090,028
0.3
63,040
NiSource, Inc.
1,743,686
0.2
12,256
NorthWestern Corp.
624,198
0.1
244,057
PG&E Corp.
4,090,395
0.5
28,313
Sempra Energy
2,033,723
0.2
21,499,762
2.4
Total Common Stock
(Cost $608,832,355)
869,164,487
98.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds : 1.2%
10,327,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $10,327,000) $ 10,327,000 1.2
Total Short-Term
Investments
(Cost $10,327,000)
$ 10,327,000
1.2
Total Investments in
Securities
(Cost $619,159,355) $ 879,491,487 99.9
Assets in Excess of
Other Liabilities 677,304 0.1
Net Assets $ 880,168,791 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 869,164,487 $ — $ — $ 869,164,487
Short-Term Investments 10,327,000 — — 10,327,000
Total Investments, at fair value $ 879,491,487 $ — $ — $ 879,491,487
Other Financial Instruments+
Futures 225,778 — — 225,778
Total Assets $ 879,717,265 $ — $ — $ 879,717,265
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 41 06/21/24 $ 10,882,425 $ 225,778
$ 10,882,425 $ 225,778
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 269,353,011
Gross Unrealized Depreciation (9,020,879)
Net Unrealized Appreciation $ 260,332,132